May 3, 2022

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	C.M. Life Insurance Company and its C.M. Multi-Account A
Post-Effective Amendment No. 35 to Registration Statement on Form N-4 Prospectus Title: Panorama Premier File Nos. 033-61679, 811-08698 Class Identifier: C000021289

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Depositor”) and its C.M. Multi-Account A (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 35 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed and become effective on April 28, 2022; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Lead Counsel, Annuity Product & Operations
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.